Income Tax - Summary Of Income Tax Rate Reconciliation (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory U.S. federal tax rate					21.00%	21.00%	21.00%
State and local taxes					3.00%	5.00%	5.00%
Reserves					0.00%	0.00%	1.00%
Permanent differences					(8.00%)	0.00%	0.00%
Valuation allowance					(16.00%)	(26.00%)	(27.00%)
Income tax provision	(1.40%)	0.00%	(0.40%)	0.00%	0.00%	0.00%	0.00%